Non Current Assets and Disposal Groups for Sale (Details) - Schedule of Non-Current Assets Held for Sales - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets received or awarded in lieu of payment
Assets received in lieu of payment	$ 16,852	$ 14,231
Assets awarded at judicial sale	25,637	22,573
Provision on assets received in lieu of payment or awarded	(26)	(1,182)
Subtotal	42,463	35,622
Non current assets held for sale
Assets recovered from leasing for sale	8,982	4,736
Subtotal	8,982	4,736
Total	$ 51,445	$ 40,358